Note 7 - Shareholders' Equity - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details)	6 Months Ended
Jun. 30, 2018 EUR (€) € / shares shares
Outstanding options - number (in shares) | shares	1,187,600
Outstanding options - weighted average remaining contractual life (Year)	5 years
Outstanding options, weighted average exercise price (in EUR per share)	€ 2.96
Outstanding options, aggregate intrinsic value | €	€ 312,256	[1]
Exercisable options - number (in shares) | shares	773,850	[2]
Exercisable options - weighted average exercise price (in EUR per share)	€ 2.44	[2]
Exercisable options - aggregate intrinsic value | €	€ 280,396	[1],[2]
Exercise price, lower range (in EUR per share)	€ 1.88
Exercise price, upper range (in EUR per share)	€ 3.22
Range 1 [Member]
Outstanding options - number (in shares) | shares	505,000
Outstanding options - weighted average remaining contractual life (Year)	7 years 292 days
Outstanding options, weighted average exercise price (in EUR per share)	€ 3.22
Outstanding options, aggregate intrinsic value | €		[1]
Exercisable options - number (in shares) | shares	252,500	[2]
Exercisable options - weighted average exercise price (in EUR per share)	€ 3.22	[2]
Exercisable options - aggregate intrinsic value | €		[1],[2]
Range 2 [Member]
Outstanding options - number (in shares) | shares	215,000
Outstanding options - weighted average remaining contractual life (Year)	8 years 292 days
Outstanding options, weighted average exercise price (in EUR per share)	€ 2.39
Outstanding options, aggregate intrinsic value | €	€ 44,964	[1]
Exercisable options - number (in shares) | shares	53,750	[2]
Exercisable options - weighted average exercise price (in EUR per share)	€ 2.39	[2]
Exercisable options - aggregate intrinsic value | €	€ 13,104	[1],[2]
Range 3 [Member]
Outstanding options - number (in shares) | shares	120,100
Outstanding options - weighted average remaining contractual life (Year)	2 years
Outstanding options, weighted average exercise price (in EUR per share)	€ 2.38
Outstanding options, aggregate intrinsic value | €	€ 26,318	[1]
Exercisable options - number (in shares) | shares	120,100	[2]
Exercisable options - weighted average exercise price (in EUR per share)	€ 2.38	[2]
Exercisable options - aggregate intrinsic value | €	€ 26,318	[1],[2]
Range 4 [member]
Outstanding options - number (in shares) | shares	297,500
Outstanding options - weighted average remaining contractual life (Year)	4 years 182 days
Outstanding options, weighted average exercise price (in EUR per share)	€ 1.91
Outstanding options, aggregate intrinsic value | €	€ 205,017	[1]
Exercisable options - number (in shares) | shares	297,500	[2]
Exercisable options - weighted average exercise price (in EUR per share)	€ 1.91	[2]
Exercisable options - aggregate intrinsic value | €	€ 205,017	[1],[2]
Range 5 [Member]
Outstanding options - number (in shares) | shares	50,000
Outstanding options - weighted average remaining contractual life (Year)	2 years
Outstanding options, weighted average exercise price (in EUR per share)	€ 1.88
Outstanding options, aggregate intrinsic value | €	€ 35,957	[1]
Exercisable options - number (in shares) | shares	50,000	[2]
Exercisable options - weighted average exercise price (in EUR per share)	€ 1.88	[2]
Exercisable options - aggregate intrinsic value | €	€ 35,957	[1],[2]

[1]	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company's closing stock price of $3.03 at June 30, 2018, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.
[2]	Fully vested options are all exercisable options